Prepayments and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and Other Current Assets, Net [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets is presented net of allowance for expected credit losses:

	As of December 31,
	2023	2024
Prepayments and other current assets	$92,494	$68,699
Less: allowance for expected credit losses	(745)	(877)
Total	$91,749	$67,822

Schedule of Allowances for Expected Credit Loss	The movement of allowance for expected credit losses is as follows:
	As of December 31,
	2023	2024
Balance at beginning of the year	$—	$(745)
Provision	(745)	(132)
Total	$(745)	$(877)